Equity Securities Issued (Details) - Schedule of Movements in Ordinary Shares	6 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule of Movements in Ordinary Shares [Abstract]
Balance | shares	227,798,346
Balance | $	$ 88,436,263
Number of shares, Transaction costs arising on share issues | shares
Transaction costs arising on share issues | $
Balance | shares	227,798,346
Balance | $	$ 88,436,263